Schedule of Investments | 6/30/21 (unaudited) (continued)

Pioneer Global Sustainable Value Fund

Schedule of Investments | June 30, 2021

Ticker Symbols:
Class A Class C Class Y	SUGAX SUGCX SUGYX

Schedule of Investments | June 30, 2021 (unaudited)

Shares		Value
UNAFFILIATED ISSUERS - 99.8%
COMMON STOCKS - 99.8% of Net Assets
Aerospace & Defense - 1.1%
1,192	Hensoldt AG	$ 21,485
	Total Aerospace & Defense	$ 21,485
Air Freight & Logistics - 1.0%
63	FedEx Corp.	$ 18,795
	Total Air Freight & Logistics	$ 18,795
Airlines - 0.8%
936(a)	JET2 Plc	$ 15,301
	Total Airlines	$ 15,301
Automobiles - 2.0%
1,931	Stellantis NV	$ 38,063
	Total Automobiles	$ 38,063
Banks - 19.1%
2,234(a)	ABN AMRO Bank NV (144A)	$ 26,942
943	Bank of America Corp.	38,880
589	BNP Paribas S.A.	36,851
401	Citizens Financial Group, Inc.	18,394
5,100	Grupo Financiero Banorte S.A.B de CV, Class O	32,848
3,299	Itau Unibanco Holding S.A. (A.D.R.)	19,827
1,634	KB Financial Group, Inc. (A.D.R.)	80,556
7,000	Mitsubishi UFJ Financial Group, Inc.	37,789
1,100	Sumitomo Mitsui Financial Group, Inc.	37,856
903	Wells Fargo & Co.	40,897
	Total Banks	$ 370,840
Beverages - 2.2%
900	Asahi Group Holdings, Ltd.	$ 42,037
	Total Beverages	$ 42,037
Biotechnology - 2.0%
337	AbbVie, Inc.	$ 37,960
	Total Biotechnology	$ 37,960
Capital Markets - 1.0%
425	Lazard, Ltd.	$ 19,231
	Total Capital Markets	$ 19,231
Chemicals - 1.0%
634	Mosaic Co.	$ 20,231
	Total Chemicals	$ 20,231
Construction & Engineering - 1.0%
31,500	Sinopec Engineering Group, Class H	$ 20,399
	Total Construction & Engineering	$ 20,399
Construction Materials - 2.0%
777	CRH Plc	$ 39,292
	Total Construction Materials	$ 39,292
Consumer Finance - 1.0%
168	Discover Financial Services	$ 19,873
	Total Consumer Finance	$ 19,873
Consumer Staples - 1.0%
358	Walgreens Boots Alliance, Inc.	$ 18,834
	Total Consumer Staples	$ 18,834
Diversified Telecommunication Services - 2.7%
2,440	Deutsche Telekom AG	$ 51,536
	Total Diversified Telecommunication Services	$ 51,536
Electric Utilities - 1.0%
515	FirstEnergy Corp.	$ 19,163
	Total Electric Utilities	$ 19,163
Electrical Equipment - 1.9%
2,600	Mitsubishi Electric Corp.	$ 37,670
	Total Electrical Equipment	$ 37,670
Electronic Equipment, Instruments & Components - 1.0%
159	SYNNEX Corp.	$ 19,360
	Total Electronic Equipment, Instruments & Components	$ 19,360
Energy - 0.5%
1,306	Rosneft Oil Co. PJSC (G.D.R.)	$ 10,134
	Total Energy	$ 10,134
Financials - 3.4%
527	Citigroup, Inc.	$ 37,285
185	JPMorgan Chase & Co.	28,775
	Total Financials	$ 66,060
Food & Staples Retailing - 3.2%
1,341	Magnit PJSC (G.D.R.)	$ 19,461
900	Seven & i Holdings Co., Ltd.	42,902
	Total Food & Staples Retailing	$ 62,363
Health Care - 4.0%
588	Gilead Sciences, Inc.	$ 40,490
977	Pfizer, Inc.	38,259
	Total Health Care	$ 78,749
Shares		Value
Health Care Providers & Services - 5.8%
75	Anthem, Inc.	$ 28,635
321	Cardinal Health, Inc.	18,326
75	Cigna Corp.	17,780
235	CVS Health Corp.	19,609
141	HCA Healthcare, Inc.	29,150
	Total Health Care Providers & Services	$ 113,500
Household Durables - 1.9%
688	Newell Brands, Inc.	$ 18,899
443	Persimmon Plc	18,121
	Total Household Durables	$ 37,020
Industrial Conglomerates - 1.1%
500	Toshiba Corp.	$ 21,634
	Total Industrial Conglomerates	$ 21,634
Information Technology - 4.5%
763	Cisco Systems, Inc.	$ 40,439
670	eBay, Inc.	47,041
	Total Information Technology	$ 87,480
Insurance - 3.9%
352	Aflac, Inc.	$ 18,888
227	Chubb, Ltd.	36,079
207	Progressive Corp.	20,330
	Total Insurance	$ 75,297
IT Services - 2.0%
268	International Business Machines Corp.	$ 39,286
	Total IT Services	$ 39,286
Machinery - 1.0%
92	Stanley Black & Decker, Inc.	$ 18,859
	Total Machinery	$ 18,859
Materials - 1.0%
343	Sealed Air Corp.	$ 20,323
	Total Materials	$ 20,323
Media - 0.9%
4,111(a)	Atresmedia Corp. de Medios de Comunicacion S.A.	$ 17,986
	Total Media	$ 17,986
Metals & Mining - 3.2%
1,000	First Quantum Minerals Ltd.	$ 23,033
217	Rio Tinto Plc	17,827
919	Teck Resources, Ltd., Class B	21,174
	Total Metals & Mining	$ 62,034
Multi-Utilities - 1.0%
804	CenterPoint Energy, Inc.	$ 19,714
	Total Multi-Utilities	$ 19,714
Oil, Gas & Consumable Fuels - 7.4%
320	Exxon Mobil Corp.	$ 20,186
5,500	Inpex Corp.	41,220
2,103	Royal Dutch Shell Plc, Class B (A.D.R.)	81,659
	Total Oil, Gas & Consumable Fuels	$ 143,065
Pharmaceuticals - 3.1%
200	Eisai Co., Ltd.	$ 19,545
2,094	GlaxoSmithKline Plc	41,048
	Total Pharmaceuticals	$ 60,593
Semiconductors & Semiconductor Equipment - 1.0%
344	Intel Corp.	$ 19,312
	Total Semiconductors & Semiconductor Equipment	$ 19,312
Software - 1.5%
376	Oracle Corp.	$ 29,268
	Total Software	$ 29,268
Specialty Retail - 1.9%
187(a)	AutoNation, Inc.	$ 17,729
13(a)	AutoZone, Inc.	19,399
	Total Specialty Retail	$ 37,128
Technology Hardware, Storage & Peripherals - 2.8%
1,223	Hewlett Packard Enterprise Co.	$ 17,831
21	Samsung Electronics Co. Ltd. (G.D.R.)	37,478
	Total Technology Hardware, Storage & Peripherals	$ 55,309
Trading Companies & Distributors - 2.9%
324(a)	AerCap Holdings NV	$ 16,592
700	Mitsubishi Corp.	19,068
900	Mitsui & Co., Ltd.	20,250
	Total Trading Companies & Distributors	$ 55,910
TOTAL COMMON STOCKS
	(Cost $2,007,015)	$1,941,094
TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.8%
	(Cost $2,007,015)	$1,941,094
	OTHER ASSETS AND LIABILITIES - 0.2%	$ 4,305
	NET ASSETS - 100.0%	$1,945,399

Schedule of Investments | June 30, 2021 (unaudited) (continued)

(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2021, the value of these securities amounted to $26,942, or 1.4% of net assets.

(A.D.R.)	American Depositary Receipts.
(G.D.R.)	Global Depositary Receipts.

(a)	Non-income producing security.

Principal amounts are denominated in U.S. dollars ("USD") unless otherwise noted.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - unadjusted quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of June 30, 2021, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$–	$21,485	$–	$21,485
Airlines	–	15,301	–	15,301
Automobiles	–	38,063	–	38,063
Banks	198,554	172,286	–	370,840
Beverages	–	42,037	–	42,037
Construction & Engineering	–	20,399	–	20,399
Construction Materials	–	39,292	–	39,292
Diversified Telecommunication Services	–	51,536	–	51,536
Electrical Equipment	–	37,670	–	37,670
Energy	–	10,134	–	10,134
Food & Staples Retailing	–	62,363	–	62,363
Household Durables	18,899	18,121	–	37,020
Industrial Conglomerates	–	21,634	–	21,634
Media	–	17,986	–	17,986
Metals & Mining	21,174	40,860	–	62,034
Oil, Gas & Consumable Fuels	101,845	41,220	–	143,065
Pharmaceuticals	–	60,593	–	60,593
Technology Hardware, Storage & Peripherals	17,831	37,478	–	55,309
Trading Companies & Distributors	16,592	39,318	–	55,910
All Other Common Stocks	778,423	–	–	778,423
Total Investments in Securities	$1,153,318	$787,776	$–	$1,941,094

During the period ended June 30, 2021, there were no transfers in or out of Level 3.